Deferred tax	12 Months Ended
Jun. 30, 2022
Deferred tax
Deferred tax
17	Deferred tax

Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

	2022	2021
	£’000	£’000
UK deferred tax liabilities	7,402	35,546
At 30 June	7,402	35,546

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2022	2021
	£’000	£’000
At 1 July	35,546	(27,025)
(Credited)/expensed to statement of profit or loss (Note 10)	(29,431)	64,019
Expensed/(credited) to other comprehensive income (Note 10)	1,287	(1,448)
At 30 June	7,402	35,546

17	Deferred tax (continued)

The movement in US net deferred tax assets are as follows:

			Unrealized
			foreign
			exchange
		Net	and			Property,
	Foreign	operating	derivative	Intangible	Deferred	plant and
	tax credits	losses	movements	assets	revenue	equipment	Other	Total(1)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2020	(27,815)	(9,537)	(2,296)	(9,070)	(5,831)	3,118	(6,931)	(58,362)
Expensed to statement of profit or loss (Note 10)	31,779	6,328	1,577	9,070	5,831	241	6,931	61,757
(Credited)/expensed to other comprehensive income (Note 10)	(3,964)	(150)	719	—	—	—	—	(3,395)
At 30 June 2021	—	(3,359)	—	—	—	3,359	—	—
Expensed/(credited) to statement of profit or loss (Note 10)	—	(4,492)	4,575	—	—	(83)	—	—
At 30 June 2022	—	(7,851)	4,575	—	—	3,276	—	—
(1)	The deferred tax assets have been written down in the year ended 30 June 2021 to the extent that they will not shelter profits arising from the unwind of the deferred tax liability. This is due to a change in the substantively enacted UK Corporation tax rate from 19% to 25%, effective April 2023. The current US federal corporate income tax rate is 21%. As a result of this change the US deferred tax asset is no longer forecast to give rise to a future economic benefit. It is expected that any future US tax payable will be sheltered by future foreign tax credits arising from UK tax payable. Future increases in the US federal corporate income tax rate could result in a reversal of the US deferred tax asset write down.

The movement in UK net deferred tax liabilities are as follows:

	Accelerated		Non	Property	Net
	tax		qualifying	fair value	operating
	depreciation	Intangibles	property	adjustment	losses	Other(3)	Total(4)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2020	608	9,881	13,290	13,735	—	(6,177)	31,337
Expensed/(credited) to statement of profit or loss (Note 10) (2)	1	5,119	4,192	3,707	(12,180)	1,423	2,262
Credited to other comprehensive income (Note 10)	—	—	—	—	—	1,947	1,947
At 30 June 2021	609	15,000	17,482	17,442	(12,180)	(2,807)	35,546
(Credited)/expensed to statement of profit or loss (Note 10)	(229)	1,359	(5)	(631)	(32,427)	2,502	(29,431)
Expensed to other comprehensive income (Note 10)	—	—	—	—	40	1,247	1,287
At 30 June 2022	380	16,359	17,477	16,811	(44,567)	942	7,402
(2)

An increase in the UK Corporation tax rate from 19% to 25%, effective April 2023, was substantively enacted in May 2021. This has resulted in the re-measurement of the UK deferred tax liability from 19% to 25% resulting in an additional charge of £11,224,000.

(3)	The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; pensions not paid in the year and salaries not paid before 31 March 2023.
(4)	Of the total deferred tax liability, £7,402,000 is expected to be settled after more than one year.

17Deferred tax (continued)

Significant estimates - recognition of deferred tax assets

Deferred tax assets are recognized only to the extent that it is probable that the associated deductions will be available for use against future profits and that there will be sufficient future taxable profit available against which the temporary differences can be utilized, provided the asset can be reliably quantified. In estimating future taxable profit, management use “base case” approved forecasts which incorporate a number of assumptions, including a prudent level of future uncontracted revenue in the forecast period. In arriving at a judgment in relation to the recognition of deferred tax assets, management considers the regulations applicable to tax and advice on their interpretation and potential future business planning. Future taxable income may be higher or lower than estimates made when determining whether it is appropriate to record a tax asset and the amount to be recorded. Furthermore, changes in the legislative framework or applicable tax case law may result in management reassessing the recognition of deferred tax assets in future periods.

At 30 June 2022 there is an unrecognized US deferred tax asset of £87,609,000 which is detailed below (2021: £97,187,000 in respect of foreign tax credits in the US):

Salary not
		Net		paid with
	Foreign	operating	Intangible	2.5 months
	tax credits	losses	assets	of year end	Other	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Unrecognized US deferred tax asset	25,678	46,670	4,088	5,892	5,281	87,609

At 30 June 2022, the Group had no unrecognized UK deferred tax assets (2021: £nil).